Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Total income	£ 13,522	£ 13,204
Operating costs	(8,030)	(7,270)
Litigation and conduct	(32)	(1,857)
Operating expenses	(8,062)	(9,127)
Other net income/(expenses)	(2)	(3)
Profit before impairment	5,458	4,074
Credit impairment (charges)/releases	(896)	(341)	£ (1,220)
Profit before tax	4,562	3,733
Total assets	1,549,714		1,513,699
Total liabilities	1,481,169		1,444,439
Operating segments | Barclays UK
Disclosure of operating segments [line items]
Total income	3,922	3,373
Operating costs	(2,182)	(2,083)
Litigation and conduct	3	(25)
Operating expenses	(2,179)	(2,108)
Other net income/(expenses)	0	0
Profit before impairment	1,743	1,265
Credit impairment (charges)/releases	(208)	(48)
Profit before tax	1,535	1,217
Total assets	304,800		313,200
Total liabilities	276,900		287,300
Operating segments | Barclays International
Disclosure of operating segments [line items]
Total income	9,722	9,940
Operating costs	(5,703)	(5,042)
Litigation and conduct	(30)	(1,832)
Operating expenses	(5,733)	(6,874)
Other net income/(expenses)	9	13
Profit before impairment	3,998	3,079
Credit impairment (charges)/releases	(679)	(310)
Profit before tax	3,319	2,769
Total assets	1,226,400		1,181,300
Total liabilities	1,142,400		1,093,900
Head Office
Disclosure of operating segments [line items]
Total income	(122)	(109)
Operating costs	(145)	(145)
Litigation and conduct	(5)	0
Operating expenses	(150)	(145)
Other net income/(expenses)	(11)	(16)
Profit before impairment	(283)	(270)
Credit impairment (charges)/releases	(9)	17
Profit before tax	(292)	£ (253)
Total assets	18,500		19,200
Total liabilities	£ 61,900		£ 63,200